Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details)	Mar. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 181,413
2021	249,132
2022	256,608
2023	44,052
Imputed Interest	52,138
Net Lease Liability	$ 783,343